Capital Adequacy Ratios of Former MHCB and Former MHBK (Detail) (JPY ¥)	Mar. 31, 2014	Mar. 31, 2013 Mizuho Corporate Bank Limited Former Subsidiary Consolidated		Mar. 31, 2013 Mizuho Corporate Bank Limited Former Subsidiary Non-consolidated		Mar. 31, 2014 Mizuho Bank Limited Consolidated		Mar. 31, 2014 Mizuho Bank Limited Non-consolidated		Mar. 31, 2013 Mizuho Bank Limited Former Subsidiary Consolidated		Mar. 31, 2013 Mizuho Bank Limited Former Subsidiary Non-consolidated
Common Equity Tier 1 capital:
Required		¥ 1,292,000,000,000	[1]	¥ 1,143,000,000,000	[1]	¥ 2,130,000,000,000	[2]	¥ 2,072,000,000,000	[2]	¥ 810,000,000,000	[3],[4]	¥ 793,000,000,000	[3],[4]
Actual		3,195,000,000,000	[1]	2,993,000,000,000	[1]	5,387,000,000,000	[2]	5,260,000,000,000	[2]	2,061,000,000,000	[3],[4]	2,009,000,000,000	[3],[4]
Tier 1 capital:
Required		1,661,000,000,000	[1]	1,470,000,000,000	[1]	2,928,000,000,000	[2]	2,849,000,000,000	[2]	1,041,000,000,000	[3],[4]	1,020,000,000,000	[3],[4]
Actual		4,071,000,000,000	[1]	3,980,000,000,000	[1]	6,525,000,000,000	[2]	6,370,000,000,000	[2]	2,344,000,000,000	[3],[4]	2,252,000,000,000	[3],[4]
Total risk-based capital:
Required		2,953,000,000,000	[1]	2,613,000,000,000	[1]	4,259,000,000,000	[2]	4,144,000,000,000	[2]	1,850,000,000,000	[3],[4]	1,813,000,000,000	[3],[4]
Actual	¥ 2,254,973,000,000	¥ 5,130,000,000,000	[1]	¥ 5,008,000,000,000	[1]	¥ 8,180,000,000,000	[2]	¥ 8,072,000,000,000	[2]	¥ 3,259,000,000,000	[3],[4]	¥ 3,163,000,000,000	[3],[4]
Common Equity Tier 1 capital:
Required	4.50%	3.50%	[1]	3.50%	[1]	4.00%	[2]	4.00%	[2]	3.50%	[3],[4]	3.50%	[3],[4]
Actual		8.65%	[1]	9.16%	[1]	10.11%	[2]	10.15%	[2]	8.90%	[3],[4]	8.86%	[3],[4]
Tier 1 capital:
Required		4.50%	[1]	4.50%	[1]	5.50%	[2]	5.50%	[2]	4.50%	[3],[4]	4.50%	[3],[4]
Actual		11.03%	[1]	12.18%	[1]	12.25%	[2]	12.29%	[2]	10.13%	[3],[4]	9.93%	[3],[4]
Total risk-based capital:
Required	120.00%	8.00%	[1]	8.00%	[1]	8.00%	[2]	8.00%	[2]	8.00%	[3],[4]	8.00%	[3],[4]
Actual		13.89%	[1]	15.33%	[1]	15.36%	[2]	15.58%	[2]	14.08%	[3],[4]	13.95%	[3],[4]

[1]	The distribution of all of the shares of MHSC to MHFG as a dividend in kind (¥424.4 billion) on April 1, 2013 was deducted from Common Equity Tier 1 capital.
[2]	The former MHBK and the former MHCB merged on July 1, 2013 and the former MHCB, the surviving company, changed its trade name to MHBK.
[3]	The amounts and ratios were calculated in accordance with Basel III and are included for reference purpose only because the former MHBK was subject to Basel II requirements as of March 31, 2013 as a financial institution without overseas operations to which only domestic capital adequacy requirements applied.
[4]	The distribution of all of the shares of MHSC to MHFG as a dividend in kind (¥125.7 billion) on April 1, 2013 was deducted from Common Equity Tier 1 capital.